Summary of Significant Accounting Policies - Summary of Class A Ordinary Shares Reflected in the Condensed Balance Sheets are Reconciled (Detail) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Haymaker III [Member]
Gross proceeds from the Initial Public Offering	$ 0	$ 311,150,000	$ 0	$ 311,150,000
Class A common stock subject to possible redemption	317,500,000		$ 0	317,500,000
Common Class A [Member]
Gross proceeds from the Initial Public Offering	317,500,000
Proceeds allocated to Public Warrants	(16,748,125)
Issuance costs allocated to Class A common stock	(17,019,720)
Accretion of carrying value to redemption value	33,767,845
Class A common stock subject to possible redemption	$ 317,500,000
Common Class A [Member] | Haymaker III [Member]
Gross proceeds from the Initial Public Offering				317,500,000
Proceeds allocated to Public Warrants				(16,748,125)
Issuance costs allocated to Class A common stock				(17,019,720)
Accretion of carrying value to redemption value				33,767,845
Class A common stock subject to possible redemption				$ 317,500,000